Basis of preparation and statement of compliance - Foreign Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 € / $	Jun. 30, 2023 € / $	Dec. 31, 2023 $ / €
Exchange rate (USD per EUR)
Average exchange rate for the period	1.0813	1.0807	1.0803
Exchange rate at period end	1.0705	1.0866	1.1050